Debentures - Schedule of Aggregation of Debentures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance		R$ 1,068,979	R$ 1,665,629
Interest		81,259	214,916
Debt acknowledgement instrument		(183,852)	(356,514)
Transaction costs			2,407
Repayment			(365,967)
Discount			(91,492)
Ending balances		966,386	1,068,979
First issue unsecured subordinated debentures [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		419,236	906,729
Interest		25,815	117,879
Debt acknowledgement instrument		(183,852)	(356,514)
Repayment	R$ 199,086		(199,086)
Discount	(49,772)		(49,772)
Ending balances		261,199	419,236
Second issue unsecured subordinated debentures [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		649,743	761,307
Interest		55,444	97,037
Repayment	166,881		(166,881)
Discount	R$ (41,720)		(41,720)
Ending balances		R$ 705,187	649,743
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			(2,407)
Transaction costs			R$ 2,407